SCHEDULE OF RELATED PARTY CONVERTIBLE NOTES (Details) (Parenthetical) - Related Party [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Convertible Notes Payable Due March Two Twenty Twenty Seven [Member]
Short-Term Debt [Line Items]
Convertible note, percentage		15.00%	15.00%
Maturity date description		March 2027	March 2027
Convertible Notes Payable Due April Two Twenty Twenty Six [Member]
Short-Term Debt [Line Items]
Convertible note, percentage		15.00%	15.00%
Maturity date description		April 2026	April 2026
Convertible Notes Payable Due August Two Twenty Twenty Six [Member]
Short-Term Debt [Line Items]
Convertible note, percentage		15.00%	15.00%
Maturity date description		August 2026	August 2026
Convertible Notes Payable Due March Twenty Twenty Seven [Member]
Short-Term Debt [Line Items]
Maturity date description		March 2027
Convertible Notes Payable Due January Two Twenty Twenty Six [Member]
Short-Term Debt [Line Items]
Convertible note, percentage	15.00%	15.00%
Maturity date description	January 2, 2026	January 2, 2026
Convertible Notes Payable Due May Fourteen Two Twenty Twenty Six [Member]
Short-Term Debt [Line Items]
Convertible note, percentage	15.00%	15.00%
Maturity date description	May 14, 2026	May 14, 2026
Convertible Notes Payable Due July Fourteen Two Twenty Twenty Six [Member]
Short-Term Debt [Line Items]
Convertible note, percentage	15.00%	15.00%
Maturity date description	July 14, 2026	July 14, 2026